Inventories	12 Months Ended
Dec. 31, 2013
Inventory Disclosure [Abstract]
Inventories

NOTE 6 — INVENTORIES

The components of inventories, net of allowances, were as follows (in millions):

	Successor
	December 31, 2013	December 31, 2012

Raw materials	$63.9	$58.0
Work in process	34.5	30.0
Finished products	104.0	87.3

	$202.4	$175.3

Changes in Holdings’ allowance for excess and obsolete inventory were as follows (in millions):

	Successor			Predecessor
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	January 1, 2011 through January 25, 2011
Beginning of period	$6.4	$2.0	$—	$16.1
Charge to expense	4.0	4.4	2.3	0.2
Inventory written off	(1.7)	(0.5)	(0.4)	—
Other	0.6	0.5	0.1	0.5

End of period	$9.3	$6.4	$2.0	$16.8

In accordance with ASC 805, “Business Combinations,” acquired inventories are recorded at fair value which takes into account any impact of excess or obsolete inventory. Accordingly, a separate excess and obsolete inventory valuation reserve was not recorded in the purchase price allocation for the UCI Acquisition.